Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share
Schedule of Earnings per Share

Amounts in US$ ‘000 except for shares	2022	2021	2020
Numerator: Profit (Loss) for the year	224,435	61,127	(232,950)
Denominator: Weighted average number of shares used in basic EPS	59,330,421	60,901,109	60,668,185
Earnings (Losses) after tax per share (US$) – basic	3.78	1.00	(3.84)

Amounts in US$ ‘000 except for shares	2022	2021	2020
Weighted average number of shares used in basic EPS	59,330,421	60,901,109	60,668,185
Effect of dilutive potential common shares (a)
Stock awards at US$ 0.001	552,466	559,012	—
Weighted average number of common shares for the purposes of diluted earnings per shares	59,882,887	61,460,121	60,668,185
Earnings (Losses) after tax per share (US$) – diluted	3.75	0.99	(3.84)
(a)	For the year ended December 31, 2020, the effect of the potential shares that could have a dilutive impact was considered antidilutive due to negative earnings.